Fair Value Measurements - Schedule of Valuation of the Public Warrants (Details)	Nov. 27, 2024
Estimated Share Price [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	9.92
Exercise Price [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	11.5
Term (Years) [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	6.5
Risk-Free Rate [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	4.07
Selected Volatility [Member]
Schedule of Valuation of the Public Warrants [Line Items]
Fair value of public warrants	2.7